Cover Non-Printing	Nov. 20, 2024	Jun. 06, 2024
Cover [Abstract]
Entity Central Index Key	0001466258
Amendment Flag	false
No Trading Symbol Flag
Entity Registrant Name	TRANE TECHNOLOGIES PLC
Entity Address, Postal Zip Code	00000